Disposals and scrapping (Details) R in Millions, $ in Millions																		12 Months Ended
	Jun. 30, 2023 ZAR (R)	Jul. 27, 2022 ZAR (R)	Jun. 30, 2022	Jun. 29, 2022 ZAR (R)	Apr. 28, 2022 ZAR (R)	Apr. 28, 2022 USD ($)	Mar. 01, 2022 ZAR (R)	Jul. 29, 2021 ZAR (R)	Jun. 30, 2021	Jun. 24, 2021 ZAR (R) item	May 04, 2021	May 01, 2021 ZAR (R)	Apr. 30, 2021	Feb. 25, 2021	Dec. 31, 2020 ZAR (R)	Dec. 01, 2020 ZAR (R)	Dec. 01, 2020 USD ($)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)
Disposal and scrapping
Property, plant and equipment																		R 632	R 3,802	R 7,064
Goodwill and other intangible assets																		6	2	947
Equity accounted investments																				370
Assets in disposal groups held for sale																		12	16,586	67,662
Inventories																				814
Trade and other receivables																		5		174
Cash and cash equivalents																				57
Liabilities in disposal group held for sale																			(6,321)	(2,577)
Long-term debt																				(2,673)
Non-controlling interest																			(3,141)
Long-term financial liabilities																				(477)
Trade and other payables																				(67)
Carrying value of disposals and scrapping																		655	10,928	71,294
Total consideration																		1,054	11,364	73,426
Consideration received																		799	8,484	43,214
Consideration receivable at time of disposal																		255	127	116
Fair value of retained investment																			2,753
Establishment of joint operation																				30,096
Net profit (loss) on disposal before translation effects																		399	436	2,132
Realisation of accumulated translation effects																		251	8,024	3,388
Net profit on disposal																		650	8,460	5,520
Enaex Africa (Pty) Ltd
Disposal and scrapping
Interest in associates (as a percent)	23.00%
Louisiana Integrated Polyethylene JV LLC
Disposal and scrapping
Proportion of ownership interest in joint operation	50.00%		50.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disposal and scrapping
Disposal of equity interest (as a percent)				30.00%
Lake Charles Chemicals Project
Disposal and scrapping
Disposal of equity interest (as a percent)																50.00%	50.00%
Gemini HDPE LLC
Disposal and scrapping
Disposal of equity interest (as a percent)															50.00%
Etame Marin block offshore Gabon
Disposal and scrapping
Disposal of equity interest (as a percent)														27.80%
Block DE-8 offshore Gabon
Disposal and scrapping
Disposal of equity interest (as a percent)											40.00%
Other disposal and scrapping
Disposal and scrapping
Consideration received																		773	1,391	898
Chemicals America | Louisiana Integrated Polyethylene JV LLC
Disposal and scrapping
Proportion of ownership interest in joint operation																50.00%	50.00%
Chemicals America | Lake Charles Chemicals Project
Disposal and scrapping
Consideration received																R 30,000	$ 2,000.0			29,894
Net profit (loss) on disposal before translation effects																(1,100)
Realisation of accumulated translation effects																R 3,100
Disposal of equity interest (as a percent)																50.00%	50.00%
Chemicals America | Gemini HDPE LLC
Disposal and scrapping
Consideration received																				3,456
Net profit (loss) on disposal before translation effects															R 683
Realisation of accumulated translation effects															R 246
Disposal of equity interest (as a percent)															50.00%
Chemicals Africa | Enaex Africa (Pty) Ltd
Disposal and scrapping
Net profit on disposal												R (115)
Disposal of equity interest (as a percent)												26.00%
Interest in associates (as a percent)									23.00%				49.00%
Chemicals Africa | Enaex Africa (Pty) Ltd
Disposal and scrapping
Consideration received																				175
Chemicals Eurasia | Wax business
Disposal and scrapping
Realisation of accumulated translation effects							R 2,900
Chemicals Eurasia | ARG Investment
Disposal and scrapping
Consideration received																				316
Gas | Area A5-A offshore exploration license in Mozambique
Disposal and scrapping
Consideration received																		26
Consideration receivable at time of disposal		R 255
Net profit (loss) on disposal before translation effects		R 266
Disposal of equity interest (as a percent)		15.50%
Gas | Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disposal and scrapping
Consideration received				R 4,100															4,129
Fair value of retained investment				1,900
Net profit on disposal				R 3,700
Disposal of equity interest (as a percent)				30.00%
Interest in associates (as a percent)				20.00%
Maximum contingent consideration receivable on disposal				R 1,000
Fair value of contingent consideration receivable on disposal	R 0			R 0														R 0
Gas | Canadian shale gas assets
Disposal and scrapping
Consideration received																			387
Realisation of accumulated translation effects								R 4,900
Gas | Gabon oil producing assets
Disposal and scrapping
Consideration received																				424
Net profit (loss) on disposal before translation effects																				145
Realisation of accumulated translation effects																				132
Gas | Etame Marin block offshore Gabon
Disposal and scrapping
Disposal of equity interest (as a percent)														27.80%
Gas | Block DE-8 offshore Gabon
Disposal and scrapping
Disposal of equity interest (as a percent)											40.00%
Fuels | Central Termica de Ressano Garcia S.A. (CTRG)
Disposal and scrapping
Consideration received					R 2,600	$ 163.8													R 2,577
Net profit on disposal					R 156
Fuels & Chemicals Africa | Air separation units
Disposal and scrapping
Consideration received																				R 8,051
Net profit on disposal										R 2,726
Number of air separation units sold | item										16
Agreement term (in years)										15 years